Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY Versus PERFORMANCE

In accordance with SEC rules applicable to Smaller Reporting Companies, the following table sets forth additional information concerning the compensation of each individual who served as our Principal Executive Officer (PEO) and our other (non-PEO) named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2024 2023, and 2022 and our net income and TSR performance for each such fiscal year.

Year	Summary Compensation Table Total for PEO One (Hennessy)	Compensation Actually Paid to PEO One (1)(2) (Hennessy)	Summary Compensation Table Total for PEO Two (Shortt)	Compensation Actually Paid to PEO Two (1)(2) (Shortt)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss (in thousands)
2024	-	-	$2,771,677	$914,544	$783,013	$388,663.16		($165,124)

2023	-	-	$2,335,923	$1,090,642	$1,028,962	$615,796	1.47	($364,611)
2022	$210,385	($5,210,335	$7,898,272	$5,226,443	$1,601,032	$471,943	2.49	($451,910)

(1) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Thomas Shortt	Agnieszka Zakowicz, Anna-Lisa Corrales, Robert Krakowiak, and Patricia Moran
2023	Thomas Shortt	Robert Krakowiak and Patricia Moran
2022	Paul Hennessy and Thomas Shortt	Robert Krakowiak and Patricia Moran

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO Two (Shortt)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(28,215)	(12,854)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	11,414	2,348
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,762,171)	(359,206)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(78,152)	(24,638)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
TOTAL ADJUSTMENTS	(1,857,123)	(394,350)

(2) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining term the awards are expected to be outstanding as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.

Named Executive Officers, Footnote

(1) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Thomas Shortt	Agnieszka Zakowicz, Anna-Lisa Corrales, Robert Krakowiak, and Patricia Moran
2023	Thomas Shortt	Robert Krakowiak and Patricia Moran
2022	Paul Hennessy and Thomas Shortt	Robert Krakowiak and Patricia Moran

Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO Two (Shortt)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(28,215)	(12,854)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	11,414	2,348
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,762,171)	(359,206)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(78,152)	(24,638)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
TOTAL ADJUSTMENTS	(1,857,123)	(394,350)

Non-PEO NEO Average Total Compensation Amount	$ 783,013	$ 1,028,962	$ 1,601,032
Non-PEO NEO Average Compensation Actually Paid Amount	$ 388,663	615,796	471,943
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO Two (Shortt)	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(28,215)	(12,854)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	11,414	2,348
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,762,171)	(359,206)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(78,152)	(24,638)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
TOTAL ADJUSTMENTS	(1,857,123)	(394,350)

Total Shareholder Return Amount	$ 0.16	1.47	2.49
Net Income (Loss)	$ (165,124,000)	$ (364,611,000)	$ (451,910,000)
PEO Name	Thomas Shortt	Thomas Shortt	Paul Hennessy and Thomas Shortt
Thomas Shortt
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,771,677	$ 2,335,923	$ 7,898,272
PEO Actually Paid Compensation Amount	914,544	1,090,642	5,226,443
Paul Hennessy
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	210,385
PEO Actually Paid Compensation Amount	0	$ 0	$ (5,210,335)
PEO | Thomas Shortt
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,857,123,000)
PEO | Thomas Shortt | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,215,000)
PEO | Thomas Shortt | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Thomas Shortt | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,414,000
PEO | Thomas Shortt | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,762,171,000)
PEO | Thomas Shortt | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Thomas Shortt | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,152,000)
PEO | Thomas Shortt | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Thomas Shortt | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(394,350,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,854,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,348,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(359,206,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,638,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0